Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Administrative expenses [Abstract]
Staff costs (Note 11)	$ 29,688	$ 27,378	$ 24,713
Share-based payment (Notes 11)	2,252	4,046	3,117
Consultant fees	18,685	7,427	5,120
Office expenses	1,386	3,021	2,506
Travel expenses	4,867	4,519	2,772
Director's fees and allowance (Note 11)	3,266	2,876	3,458
Communication and IT costs	2,928	2,395	2,109
Allocation to joint operations	(8,008)	(7,774)	(7,646)
Other administrative expenses	5,754	8,186	5,905
Administrative expenses	$ 60,818	$ 52,074	$ 42,054